ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 17, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Fair value of contingent consideration		$ 3,866	$ 6,332	$ 8,281
Security Dam Ltd Member
Business Acquisition [Line Items]
Cash consideration	$ 30,000
Contingent payment	12,500
Contingent consideration fair value	$ 9,525
Fair value of contingent consideration		$ 3,866
Security Dam Ltd Member | Technology [Member]
Business Acquisition [Line Items]
Useful life		6 years